(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
Computation Of Basic And Diluted (Loss) Earnings Per Share

The computation of basic and diluted (loss) earnings per share is as follows:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Numerator used in basic (loss) earnings per share
Net (loss)/ income attributable to LDK Solar Co., Ltd. shareholders	(234,225)	290,797	(620,869)
Accretion to redemption value of redeemable non-controlling interests	0	0	(34,590)

– Net (loss) income available to LDK Solar Co., Ltd. shareholders	(234,225)	290,797	(655,459)

Plus interest expenses and amortization of convertible senior notes issuance costs and debt discount	0	19,278	0

Numerator used in diluted (loss) earnings per share	(234,225)	310,075	(655,459)

Shares (denominator):
Weighted average number of ordinary shares outstanding used in computing basic (loss) earnings per share	107,238,244	125,580,754	133,806,940

Plus incremental weighted average number of ordinary shares from assumed conversion of stock options using the treasury stock method	0	841,673	0
Plus incremental weighted average number of ordinary shares from assumed conversion of convertible senior notes using the as-if converted method	0	10,145,865	0

Weighted average number of ordinary shares outstanding used in computing diluted (loss) earnings per share	107,238,244	136,568,292	133,806,940

(Loss) earnings per share – basic	(2.18)	2.32	(4.90)

(Loss) earnings per share – diluted	(2.18)	2.27	(4.90)